Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) € in Millions				12 Months Ended
	May 31, 2025 EUR (€)	Sep. 28, 2023 EUR (€)	Sep. 28, 2023 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Acquisitions and disposals
Cash consideration received				€ 11,221	€ (67)	€ 6,976
Net cash disposed				(155)	(63)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities				11,221	(67)	6,976
Trade and other payables				14,063	13,398	€ 18,247
Gross loan commitments	€ 800
Call And Put Option Exercised At fair Market Value	€ 16,500
M-PESA Holding Co. Limited
Acquisitions and disposals
Cash consideration received | $			$ 1
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities | $			$ 1
Gains (losses) on disposals of investments		€ 63
Short-term investments, classified as cash equivalents		1,195
Trade and other payables		€ 1,156
Vodafone Hungary
Acquisitions and disposals
Cash consideration received				0	(4)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities				0	(4)
Vodafone Holdings Europe Slu [Member]
Acquisitions and disposals
Cash consideration received				3,669	0
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities				3,669	0
Vodafone Italia Spa [Member]
Acquisitions and disposals
Cash consideration received				7,707	0
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities				€ 7,707	€ 0
Vodafone UK Trading Holdings Limited [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary				100.00%
Vodafone UK Trading Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	51.00%
Percentage Of Consideration Paid In Subsidiary	49.00%
Advanced Loan To Subsidiary	€ 6,010
Loan Utilisation In Settlement Of Outstanding Debt	€ 1,684
CK Hutchison Group Telecom Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	49.00%
Hutchison [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	49.00%